INFORMATION ABOUT COMPONENTS OF EQUITY - Capital issued (Details)	Jun. 30, 2026 shares Vote $ / shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of own shares repurchased	1,828,560
Equity Compensation Plan
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Stock options granted under share option agreements	3,389,224
Ordinary shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	63,815,891
Number of shares outstanding	63,815,891
Vote per share | Vote	1
Preference shares
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares authorised	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0